Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of operating cost and expenses

	2023				2022
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total

	(11,496,437)	(5,742,642)	(1,759,433)	(18,998,512)	(10,655,981)	(5,596,211)	(1,808,735)	(18,060,927)

Personnel	(57,740)	(862,899)	(459,230)	(1,379,869)	(50,271)	(786,725)	(441,503)	(1,278,499)
Third party services	(683,809)	(2,211,627)	(824,634)	(3,720,070)	(634,498)	(2,248,966)	(828,007)	(3,711,471)
Interconnection and means of connection	(2,804,984)	-	-	(2,804,984)	(2,511,779)	-	-	(2,511,779)
Depreciation and amortization	(6,369,438)	(343,724)	(403,867)	(7,117,029)	(6,074,238)	(292,644)	(460,292)	(6,827,174)
Taxes, fees and contributions	(36,503)	(876,709)	(26,863)	(940,075)	(36,972)	(907,895)	(22,856)	(967,723)
Rentals and reinsurance	(507,164)	(146,632)	(16,496)	(670,292)	(471,998)	(133,150)	(18,032)	(623,180)
Cost of goods sold	(1,033,891)	-	-	(1,033,891)	(870,978)	-	-	(870,978)
Publicity and advertising	-	(599,253)	-	(599,253)	-	(565,272)	-	(565,272)
Expected credit losses of trade accounts receivable	-	(639,692)	-	(639,692)	-	(626,218)	-	(626,218)
Other	(2,908)	(62,106)	(28,343)	(93,357)	(5,247)	(35,341)	(38,045)	(78,633)

	2021
	Cost of services provided and goods sold	Selling expenses	General and administrative expenses	Total

	(8,443,023)	(4,621,788)	(1,723,384)	(14,788,195)

Personnel	(62,214)	(676,479)	(387,735)	(1,126,428)
Third party services	(560,039)	(1,763,360)	(668,641)	(2,992,040)
Interconnection and means of connection	(1,840,139)	-	-	(1,840,139)
Depreciation and amortization	(4,847,995)	(265,565)	(578,136)	(5,691,696)
Taxes, fees and contributions	(34,732)	(777,819)	(29,388)	(841,939)
Rentals and reinsurance	(362,171)	(109,781)	(20,082)	(492,034)
Cost of goods sold	(731,007)	-	-	(731,007)
Publicity and advertising	-	(459,811)	-	(459,811)
Expected credit losses of trade accounts receivable	-	(544,642)	-	(544,642)
Other	(4,726)	(24,331)	(39,402)	(68,459)